19. Finance Leases (Details - Future payments) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum lease payments	$ 25,712,988	$ 24,733,235	$ 28,401,966
Interest	7,396,201	7,756,629	10,027,255
Present value	18,279,603	16,976,606	18,374,711
Less Than One Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum lease payments	2,180,616	1,920,618	3,514,879
Interest	1,049,434	998,984	1,658,525
Present value	1,131,182	921,634	1,856,354
Between 1 and 5 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum lease payments	7,236,202	6,739,259	5,952,787
Interest	3,231,225	3,156,663	3,426,567
Present value	3,967,793	3,582,596	2,526,220
Later Than Five Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Minimum lease payments	16,296,170	16,073,358	18,934,300
Interest	3,115,542	3,600,982	4,942,163
Present value	$ 13,180,628	$ 12,472,376	$ 13,992,137